Fees Summary	Dec. 12, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,998,170,000
Previously Paid Amount	0
Total Fee Amount	305,919.83
Total Offset Amount	$ 0
Narrative Disclosure	The prospectus is a final prospectus for the related offering.
Net Fee	$ 305,919.83
Narrative - Max Aggregate Offering Price	$ 1,998,170,000
Narrative - Max Aggregate Offering Amount	2,000,000
Final Prospectus	true